11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 13) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Less than one year [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 4
One to two years [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	2
Two to three years [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	2
Three to four years [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	2
Four to five years [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	2
Six to ten years [member]
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 10